Immaterial misstatement on consolidated statement of cash flows from prior years (Tables)	12 Months Ended
Dec. 31, 2017
Immaterial misstatement on consolidated statement of cash flows from prior years
Schedule of changes in the consolidated statement of cash flow due to immaterial misstatement

As of December 31, 2015	As originally reported	Adjustments	As adjusted
A. CASH FLOWS FROM OPERATING ACTIVITIES:	11,938	5,567	17,505
Adjustments made to obtain the cash flows from operating activities-	404	5,567	5,971
Effect of foreign exchange rate changes on foreign currency cash deposits	(5,733)	5,567	(166)
Net (increase)/decrease in operating assets-	(214,901)	—	(214,901)
Net increase/(decrease) in operating liabilities-	213,440	—	213,440
Income tax paid	(1,187)	—	(1,187)
Dividends received from equity instruments	118	—	118

B. CASH FLOWS FROM INVESTING ACTIVITIES:	(2,946)	—	(2,946)

C. CASH FLOWS FROM FINANCING ACTIVITIES:	(6,760)	—	(6,760)

D. EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON FOREIGN CURRENCY CASH DEPOSITS	5,733	(5,567)	166
E. NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	7,965	—	7,965
F. CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	51,823	—	51,823
G. CASH AND CASH EQUIVALENTS AT THE END OF YEAR	59,788	—	59,788